United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3181
(Investment Company Act File Number)

Federated Hermes Short-Intermediate Duration Municipal Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-06-30

Date of Reporting Period: 2025-06-30

Item 1.	Reports to Stockholders

Federated Hermes Short-Intermediate Municipal Fund
Class A Shares / FMTAX
Annual Shareholder Report | June 30, 2025
A Portfolio of Federated Hermes Short-Intermediate Duration Municipal Trust
This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$68	0.67%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide dividend income which is exempt from federal regular income tax by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. A majority of the Fund’s assets are invested in securities rated investment-grade.
Top Contributors to Performance
  Security selection contributed positively to relative Fund performance as the Fund outperformed the Index after accounting for duration, yield curve positioning, sector allocation and credit contributions. Noteworthy positive contributors included low-coupon discount bonds with maturities under five years. Additionally, a significant allocation to floating-rate notes, excluded from the Index, proved beneficial in a volatile interest rate environment with a steepening yield curve.
  Sector allocation contributed positively with a significant overweight allocation to Housing bonds. An underweight allocation to pre-refunded bonds also contributed positively.
  Credit allocation contributed positively with significant overweight positions relative to the Index in BBB-rated securities which outperformed the Index. An underweight allocation to underperforming AAA-rated securities also had a positive contribution.

Top Detractors from Performance
  Duration management detracted from relative performance as yield curve allocations contributed negatively, namely a tactical 6% allocation to high-grade callable bonds with maturities beyond 10 years. The Fund held a long duration position relative to the index but reduced the long position at various points over the period during a volatile year for interest rates. The 5-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.31% to 3.47% and ended the period lower by 24 basis points at 2.70%.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: June 30, 2015 through June 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares with sales load	2.44%	0.95%	0.95%
Class A Shares without sales load	3.48%	1.14%	1.05%
S&P Municipal Bond Index	1.55%	0.77%	2.32%
S&P Municipal Bond Short Index	3.99%	1.39%	1.56%
S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index	4.11%	1.18%	1.59%
Morningstar US Fund Muni National Short Funds Average	3.42%	1.38%	1.45%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$367,819,667
Number of Investments	174
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$775,264
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective May 1, 2025, Jeff Kozemchak no longer serves as a portfolio manager of the Fund.
Effective February 10, 2025, Ann Ferentino joined Mary Jo Ochson, CFA, and Kyle Stewart, CFA, as a portfolio manager of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313907305
37173-A (8/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Short-Intermediate Municipal Fund

Federated Hermes Short-Intermediate Municipal Fund
Institutional Shares / FSHIX
Annual Shareholder Report | June 30, 2025
A Portfolio of Federated Hermes Short-Intermediate Duration Municipal Trust
This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.42%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide dividend income which is exempt from federal regular income tax by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. A majority of the Fund’s assets are invested in securities rated investment-grade.
Top Contributors to Performance
  Security selection contributed positively to relative Fund performance as the Fund outperformed the Index after accounting for duration, yield curve positioning, sector allocation and credit contributions. Noteworthy positive contributors included low-coupon discount bonds with maturities under five years. Additionally, a significant allocation to floating-rate notes, excluded from the Index, proved beneficial in a volatile interest rate environment with a steepening yield curve.
  Sector allocation contributed positively with a significant overweight allocation to Housing bonds. An underweight allocation to pre-refunded bonds also contributed positively.
  Credit allocation contributed positively with significant overweight positions relative to the Index in BBB-rated securities which outperformed the Index. An underweight allocation to underperforming AAA-rated securities also had a positive contribution.

Top Detractors from Performance
  Duration management detracted from relative performance as yield curve allocations contributed negatively, namely a tactical 6% allocation to high-grade callable bonds with maturities beyond 10 years. The Fund held a long duration position relative to the index but reduced the long position at various points over the period during a volatile year for interest rates. The 5-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.31% to 3.47% and ended the period lower by 24 basis points at 2.70%.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: June 30, 2015 through June 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	3.73%	1.44%	1.43%
S&P Municipal Bond Index	1.55%	0.77%	2.32%
S&P Municipal Bond Short Index	3.99%	1.39%	1.56%
S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index	4.11%	1.18%	1.59%
Morningstar US Fund Muni National Short Funds Average	3.42%	1.38%	1.45%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$367,819,667
Number of Investments	174
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$775,264
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective May 1, 2025, Jeff Kozemchak no longer serves as a portfolio manager of the Fund.
Effective February 10, 2025, Ann Ferentino joined Mary Jo Ochson, CFA, and Kyle Stewart, CFA, as a portfolio manager of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313907107
37173-B (8/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Short-Intermediate Municipal Fund

Federated Hermes Short-Intermediate Municipal Fund
Service Shares / FSHSX
Annual Shareholder Report | June 30, 2025
A Portfolio of Federated Hermes Short-Intermediate Duration Municipal Trust
This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$67	0.66%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide dividend income which is exempt from federal regular income tax by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. A majority of the Fund’s assets are invested in securities rated investment-grade.
Top Contributors to Performance
  Security selection contributed positively to relative Fund performance as the Fund outperformed the Index after accounting for duration, yield curve positioning, sector allocation and credit contributions. Noteworthy positive contributors included low-coupon discount bonds with maturities under five years. Additionally, a significant allocation to floating-rate notes, excluded from the Index, proved beneficial in a volatile interest rate environment with a steepening yield curve.
  Sector allocation contributed positively with a significant overweight allocation to Housing bonds. An underweight allocation to pre-refunded bonds also contributed positively.
  Credit allocation contributed positively with significant overweight positions relative to the Index in BBB-rated securities which outperformed the Index. An underweight allocation to underperforming AAA-rated securities also had a positive contribution.
Top Detractors from Performance
  Duration management detracted from relative performance as yield curve allocations contributed negatively, namely a tactical 6% allocation to high-grade callable bonds with maturities beyond 10 years. The Fund held a long duration position relative to the index but reduced the long position at various points over the period during a volatile year for interest rates. The 5-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.31% to 3.47% and ended the period lower by 24 basis points at 2.70%.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: June 30, 2015 through June 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	3.49%	1.18%	1.18%
S&P Municipal Bond Index	1.55%	0.77%	2.32%
S&P Municipal Bond Short Index	3.99%	1.39%	1.56%
S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index	4.11%	1.18%	1.59%
Morningstar US Fund Muni National Short Funds Average	3.42%	1.38%	1.45%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$367,819,667
Number of Investments	174
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$775,264
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective May 1, 2025, Jeff Kozemchak no longer serves as a portfolio manager of the Fund.
Effective February 10, 2025, Ann Ferentino joined Mary Jo Ochson, CFA, and Kyle Stewart, CFA, as a portfolio manager of the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313907206
37173-C (8/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Short-Intermediate Municipal Fund

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $36,920

Fiscal year ended 2024 - $35,000

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)       NA

(g)       Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $155,414

Fiscal year ended 2024 - $179,174

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
June 30, 2025

Share Class | Ticker	A | FMTAX	Institutional | FSHIX	Service | FSHSX

Federated Hermes Short-Intermediate Municipal Fund

A Portfolio of Federated Hermes Short-Intermediate Duration Municipal Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2025
Principal Amount		Value
	MUNICIPAL BONDS—93.3%
	Alabama—6.5%
$ 6,500,000	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$ 6,505,664
1,000,000	Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,054,752
2,000,000	Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	2,006,904
7,000,000	Columbia, AL IDB PCRB (Alabama Power Co.), PCR Refunding Bonds (Series 2014-D), 3.757%, Mandatory Tender 6/1/2028	7,115,701
2,620,000	Jefferson County, AL Sewer System, Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2038	2,759,636
1,000,000	Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007A), 3.375%, Mandatory Tender 6/26/2029	1,004,449
3,250,000	Southeast Energy Authority, AL, Commodity Supply Revenue Bonds (Series 2023B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2030	3,423,432
	TOTAL	23,870,538
	Arizona—2.5%
2,500,000	Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019), 4.000%, Mandatory Tender 6/1/2029	2,494,086
2,000,000	Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A), 4.125%, Mandatory Tender 3/31/2026	2,000,243
2,000,000	Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	2,028,316
2,840,000	Phoenix, AZ IDA (Memorial Towers (TC2) Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2024A), 3.350%, 12/1/2027	2,854,045
	TOTAL	9,376,690
	California—5.7%
10,000,000	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A), 1.200%, Mandatory Tender 6/1/2028	9,142,007
2,000,000	California Municipal Finance Authority (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 3.850%, Mandatory Tender 6/1/2026	2,002,692
2,000,000	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	2,000,143
2,000,000	California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2027	2,104,444
2,000,000	California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2028	2,147,388
1,635,000	Carlsbad, CA (Mariposa Apartments), Multifamily Housing Revenue Bonds (Series 2003A), (Federal National Mortgage Association COL), 4.600%, 2/1/2036	1,641,182
260,000	Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2025F), 5.000%, 5/15/2028	272,356
1,740,000	San Diego, CA Housing Authority (Rancho del Norte Apartments), Multifamily Housing Revenue Bonds (Series 2003C), (Federal National Mortgage Association COL), 4.600%, 2/1/2036	1,618,554
	TOTAL	20,928,766
	Colorado—1.7%
4,750,000	Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2024), 5.000%, Mandatory Tender 11/15/2029	5,104,219
1,000,000	Colorado Housing and Finance Authority (Fitz Affordable Owner, LLC), Multifamily Housing Revenue Bonds (Series 2024B), 3.180%, Mandatory Tender 9/1/2027	1,005,228
	TOTAL	6,109,447
	Connecticut—0.6%
1,000,000	Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2026	1,026,883
1,000,000	Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2027	1,050,886
	TOTAL	2,077,769
	Florida—1.8%
1,500,000	Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	1,500,011
1,500,000	Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024B), 5.000%, Mandatory Tender 10/1/2031	1,619,570
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 1,000,000		Lee County, FL HFA (Amaryllis Park Place III, LLC), Multifamily Housing Revenue Bonds (Series 2025), 4.000%, Mandatory Tender 11/1/2027	$ 1,008,071
1,000,000		Lee County, FL HFA (Crossings at Cape Coral Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 3.500%, Mandatory Tender 2/1/2026	1,001,154
815,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2038	887,530
300,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2039	324,074
365,000		Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-70 Retirement Community Revenue Improvement Bonds (Series 2024B-2), 4.500%, 1/1/2030	365,496
		TOTAL	6,705,906
		Georgia—8.4%
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRBs (First Series 2013), 3.375%, Mandatory Tender 3/12/2027	2,992,723
5,665,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	5,990,960
2,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	2,104,030
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023E-1), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2031	5,268,243
2,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 3/1/2032	2,113,591
1,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024C), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2031	1,575,816
2,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024D-1), (Toronto Dominion Bank GTD), 5.000%, Mandatory Tender 4/1/2031	2,650,855
5,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Plant PCRBs (First Series 1995), 2.250%, 7/1/2025	5,500,000
2,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project PCRBs (First Series 2012), 3.875%, Mandatory Tender 3/6/2026	2,758,861
		TOTAL	30,955,079
		Illinois—3.7%
1,500,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,426,810
2,125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 2.620% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	2,110,973
6,500,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	6,659,136
2,125,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,219,706
1,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2028	1,049,223
		TOTAL	13,465,848
		Indiana—0.7%
500,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-1), 5.000%, Mandatory Tender 10/1/2029	533,322
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-2), 5.000%, 1/1/2029	1,055,874
1,000,000		Rockport, IN (Indiana Michigan Power Co.), Pollution Control Revenue Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	997,682
		TOTAL	2,586,878
		Iowa—0.5%
2,000,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 3.630% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	1,940,532
		Kentucky—2.2%
2,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2024A-1), (Goldman Sachs Group, Inc. GTD), 5.000%, Mandatory Tender 7/1/2030	2,099,087
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.250%, Mandatory Tender 12/1/2029	1,057,156
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), PCRBs (Series 2005A), 1.750%, Mandatory Tender 7/1/2026	2,940,055
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$ 2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	$ 2,093,189
		TOTAL	8,189,487
		Louisiana—3.8%
1,500,000		Louisiana State Housing Corporation (Atrium Ridge, LP), Multifamily Housing Revenue Bonds (Series 2024B), (United States Treasury GTD), 3.750%, Mandatory Tender 2/1/2027	1,515,439
5,420,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007A), 4.150%, 9/1/2027	5,473,330
7,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-2), 2.375%, Mandatory Tender 7/1/2026	6,923,368
		TOTAL	13,912,137
		Massachusetts—1.3%
3,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 2.520% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	2,997,971
1,750,000		Massachusetts Development Finance Agency (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,664,612
		TOTAL	4,662,583
		Michigan—2.3%
3,500,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B), 2.000%, Mandatory Tender 7/1/2026	3,434,546
1,000,000		Michigan State Building Authority, Revenue Refunding Bonds Facilities Program (Series 2023-II), 5.000%, 10/15/2037	1,086,705
2,000,000		Michigan State Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds (Series 2015D-2), 1.200%, Mandatory Tender 4/13/2028	1,877,152
1,800,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2032	1,879,506
		TOTAL	8,277,909
		Missouri—0.2%
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	754,865
		Nebraska—0.7%
2,500,000		Nebraska Public Power District, General Revenue Bonds (Series 2023A), 5.000%, 7/1/2028	2,630,927
		Nevada—0.5%
2,000,000		Washoe County, NV (Sierra Pacific Power Co.), Gas and Water Facilities Refunding Revenue Bonds (Series 2016B), 3.625%, Mandatory Tender 10/1/2029	2,000,226
		New Hampshire—0.4%
265,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2026	264,526
250,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2027	249,448
285,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2028	284,232
300,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2029	298,214
280,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2030	277,279
		TOTAL	1,373,699
		New Jersey—5.8%
1,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2026	1,519,654
1,615,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	1,704,884
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 3.170% (SIFMA 7-day +1.250%), 9/1/2025	9,997,858
4,075,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020D), 1.100%, Mandatory Tender 12/1/2027	3,747,099
600,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2035	654,722
500,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2036	541,163
160,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2037	171,650
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$ 500,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2038	$ 530,850
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2026	509,948
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2038	1,057,225
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,032,986
		TOTAL	21,468,039
		New Mexico—1.4%
4,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds San Juan Project (Series 2010E), 3.875%, Mandatory Tender 6/1/2029	4,060,148
1,000,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2019B), 5.000%, Mandatory Tender 8/1/2025	1,001,310
		TOTAL	5,061,458
		New York—3.7%
780,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-1F) FRNs, 3.378% (SOFR x 0.67 +0.430%), 11/1/2026	779,294
3,000,000		Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-1), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	3,114,849
2,000,000		Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	2,076,566
2,500,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-2), 3.700%, Mandatory Tender 7/3/2028	2,534,275
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2024A-1), 5.000%, 5/1/2037	1,083,121
550,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2024A-1), 5.000%, 5/1/2038	590,489
2,250,000		New York City, NY, UT GO Bonds (Fiscal 2023 Series D), 5.000%, 8/1/2025	2,253,630
1,145,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 2.250%, 8/1/2026	1,127,043
		TOTAL	13,559,267
		North Carolina—1.1%
230,000		North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	230,170
525,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Community Revenue Bonds TEMPS-50 (Series 2024B-2), 3.750%, 10/1/2028	525,159
300,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Community Revenue Bonds TEMPS-85 (Series 2024B-1), 4.250%, 10/1/2028	300,158
250,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.000%, 10/1/2039	255,725
1,750,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	1,798,159
1,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,044,640
		TOTAL	4,154,011
		Ohio—4.7%
2,000,000		Columbus, OH, UT GO Various Purpose Bonds (Series 2023A), 5.000%, 8/15/2038	2,180,852
2,000,000		Columbus-Franklin County, OH Finance Authority (Dering Family Homes Owner, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027	2,042,697
1,500,000		Cuyahoga, OH Metropolitan Housing Authority (Woodhill Station East, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.450%, Mandatory Tender 2/1/2027	1,508,539
3,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 8/1/2030	3,171,977
1,500,000		Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A), 2.400%, Mandatory Tender 10/1/2029	1,410,216
1,000,000		Ohio HFA (Beechwood RAD, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.370%, Mandatory Tender 3/1/2027	1,004,466
1,000,000		Ohio HFA (Cedar Redevelopment Phase IV LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2027	989,814
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 1,000,000		Ohio HFA (Riverview San Marco, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 8/1/2025	$ 1,001,224
1,600,000		Ohio HFA (Springboro Sherman, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.530%, Mandatory Tender 2/1/2027	1,611,071
2,500,000		Ohio State Hospital Revenue (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,466,528
		TOTAL	17,387,384
		Oklahoma—1.8%
1,000,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2026	1,021,700
1,300,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2028	1,374,553
1,625,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2030	1,760,407
625,000		Oklahoma HFA (Crimson Flats West LP), Revenue Bonds (Series 2025), (United States Treasury GTD), 3.625%, Mandatory Tender 5/1/2027	628,930
2,000,000		Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	2,007,074
		TOTAL	6,792,664
		Pennsylvania—2.3%
2,100,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021C) FRNs, 3.298% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,093,410
3,375,000		Montgomery County, PA IDA (Constellation Energy Generation LLC), Revenue Refunding Bonds (Series 2023A), 4.100%, Mandatory Tender 4/3/2028	3,449,155
1,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-1), 5.000%, 5/15/2031	1,085,051
1,800,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2023B), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2038	1,927,275
		TOTAL	8,554,891
		South Carolina—0.3%
1,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2028	1,068,836
		Tennessee—4.4%
1,630,000		Chattanooga, TN Health, Educational & Housing Facility Board (Espero Chattanooga LP), Multifamily Housing Bonds (Series 2023), 3.000%, Mandatory Tender 11/1/2027	1,623,425
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (One Westside Phase 1B, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2028	2,014,464
3,000,000		Dickson, TN Health and Educational Facilities Board (BTT Development IV, LP and Housing Associates, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2027	2,997,694
3,000,000		Knox County, TN Health Education & Housing Facilities Board (Pines III, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.100%, Mandatory Tender 9/1/2027	3,010,683
1,000,000		Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2028	1,045,681
5,500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2021A), (Morgan Stanley GTD), 4.000%, Mandatory Tender 9/1/2028	5,530,958
25,000		Tennessee Housing Development Agency, Revenue Refunding Bonds (Issue 2014-2C), 4.000%, 1/1/2045	24,994
		TOTAL	16,247,899
		Texas—14.6%
1,500,000		Boerne, TX ISD, UT GO School Building Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 2/1/2028	1,535,528
5,270,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2020A), 5.000%, 11/1/2026	5,418,966
2,000,000		Ector County, TX ISD, UT GO School Building Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	2,041,112
1,500,000		Fort Bend, TX ISD, UT GO Refunding Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 3.800%, Mandatory Tender 8/1/2028	1,522,401
4,000,000		Fort Bend, TX ISD, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	4,074,064
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 1,895,000		Fort Bend, TX ISD, Variable Rate UT School Building and Refunding Bonds (Series 2020B), (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	$ 1,891,556
2,500,000		Grand Parkway Transportation Corp., Subordinate Tier Toll Revenue Bonds (Series 2023 TELA Supported), 5.000%, Mandatory Tender 4/1/2028	2,618,008
1,250,000		Gulf Coast, TX Waste Disposal Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003B), 1.500%, 5/1/2028	1,165,062
2,500,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Bonds (Series 2024A), 5.000%, 5/15/2029	2,658,456
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Revenue Bonds (Series 2024C), 5.000%, Mandatory Tender 7/1/2029	2,132,139
1,600,000		Housing Options, Inc. (Dallas, TX Housing Authority) (The Culbreath, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.750%, Mandatory Tender 11/1/2028	1,614,552
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,058,765
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.000%, 5/15/2038	1,601,555
3,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996), 4.250%, 5/1/2030	3,079,195
2,300,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	2,192,014
1,500,000		Mesquite, TX Housing Finance Corp. (Palladium Bruton Road, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 8/1/2027	1,500,702
2,000,000		North East, TX ISD, UT GO Refunding Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 3.750%, Mandatory Tender 8/1/2027	2,022,762
500,000		North Texas Municipal Water District Water System, Water System Revenue Refunding and Improvement Bonds (Series 2025), 5.000%, 9/1/2034	565,483
2,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2026	2,528,729
3,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2027	3,625,223
2,000,000		Northside, TX ISD, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	2,015,729
3,000,000		Texas State Department of Housing & Community Affairs (Palladium Old FM 471 W, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), 3.050%, Mandatory Tender 9/1/2027	3,001,299
2,500,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2024B), 5.000%, Mandatory Tender 8/15/2030	2,630,315
1,000,000		Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2023), 5.000%, 8/1/2038	1,085,222
		TOTAL	53,578,837
		Utah—0.8%
1,000,000		Intermountain Power Agency, Power Supply Revenue Bonds (Series 2023A), 5.000%, 7/1/2038	1,047,067
1,800,000		Utah State Housing Corporation (Silos Affordable, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.700%, Mandatory Tender 8/1/2027	1,808,937
		TOTAL	2,856,004
		Vermont—0.3%
1,000,000	[2]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	985,747
		Virginia—3.4%
2,650,000		Amelia County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	2,535,539
1,000,000		Charles City County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	956,807
4,000,000		Chesapeake, VA Redevelopment and Housing Authority (Standard Hunter’s Point I Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	4,060,377
2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-70 (Series 2023B-2), 5.750%, 9/1/2030	2,018,670
3,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2010A), 3.800%, Mandatory Tender 5/28/2027	3,042,243
		TOTAL	12,613,636
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—1.7%
$ 2,000,000		Energy Northwest, WA (Bonneville WA Power Administration), Columbia Generating Station Electric Revenue Refunding Bonds (Series 2023A), 5.000%, 7/1/2038	$ 2,151,871
2,000,000		King County, WA Housing Authority (New Kirkland Heights LLLP), Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-2), 5.000%, 1/1/2028	2,053,721
1,000,000		Washington State, UT GO Motor Vehicle Fuel and Vehicle Related Fees Refunding Bonds (Series 2023B), 5.000%, 7/1/2027	1,048,096
1,000,000		Washington State, UT GO Refunding Bonds (Series 2023A), 5.000%, 8/1/2026	1,025,504
		TOTAL	6,279,192
		West Virginia—0.4%
800,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2009A), 3.700%, Mandatory Tender 6/1/2028	805,452
500,000		West Virginia EDA (Commercial Metals Corp.), Solid Waste Disposal Facilities Revenue Bonds (Series 2025), 4.625%, Mandatory Tender 5/15/2032	497,731
		TOTAL	1,303,183
		Wisconsin—2.3%
2,500,000		Public Finance Authority (Duke Energy Progress LLC), PCR Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	2,481,637
3,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	3,554,765
2,500,000	[2]	Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2,537,666
		TOTAL	8,574,068
		Wyoming—0.8%
3,000,000		Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	2,932,966
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $344,698,428)	343,237,368
	[1]	SHORT-TERM MUNICIPALS—6.2%
		California—1.3%
900,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.500%, 7/1/2025	900,000
3,900,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 2.370%, 7/1/2025	3,900,000
		TOTAL	4,800,000
		Kentucky—0.9%
3,100,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 4.650%, 7/1/2025	3,100,000
		Multi State—0.9%
3,000,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.400%, 7/1/2025	3,000,000
400,000		PIMCO Flexible Municipal Income Fund, PUTTERs 3a-7 (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.400%, 7/1/2025	400,000
		TOTAL	3,400,000
		New York—2.9%
7,900,000		New York City, NY Municipal Water Finance Authority, (Series 2022D) Weekly VRENs, 3.900%, 7/1/2025	7,900,000
2,800,000		Triborough Bridge & Tunnel Authority, NY (Central Business District Tolling Program), MS 3a-7(Series 2025-MS0041) Weekly VRDNs, (Morgan Stanley GTD)/(Morgan Stanley LIQ), 2.320%, 7/3/2025	2,800,000
		TOTAL	10,700,000
		Ohio—0.2%
300,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series 2015-A) VRENs, 2.200%, 7/1/2025	300,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 2.200%, 7/1/2025	500,000
		TOTAL	800,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $22,800,000)	22,800,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $367,498,428)[3]	366,037,368
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	1,782,299
		NET ASSETS—100%	$367,819,667
Annual Financial Statements and Additional Information

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.8% of the Fund’s portfolio as calculated based upon total market value (Unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2025, these restricted securities amounted to $3,523,413, which represented 1.0% of net assets.

3	The cost of investments for federal tax purposes amounts to $367,411,288.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LP	—Limited Partnership
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TELA	—Toll Equity Loan Agreement
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.91	$9.82	$9.82	$10.37	$10.25
Income From Investment Operations:
Net investment income[1]	0.26	0.24	0.17	0.07	0.08
Net realized and unrealized gain (loss)	0.08	0.09	0.00[2]	(0.55)	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.33	0.17	(0.48)	0.20
Less Distributions:
Distributions from net investment income	(0.26)	(0.24)	(0.17)	(0.07)	(0.08)
Net Asset Value, End of Period	$9.99	$9.91	$9.82	$9.82	$10.37
Total Return[3]	3.48%	3.39%	1.76%	(4.67)%	1.98%
Ratios to Average Net Assets:
Net expenses[4]	0.67%[5]	0.72%[5]	0.72%[5]	0.71%	0.71%
Net investment income	2.63%	2.43%	1.68%	0.64%	0.78%
Expense waiver/reimbursement[6]	0.19%	0.13%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,960	$122,784	$156,679	$294,033	$509,643
Portfolio turnover[7]	17%	37%	27%	23%	11%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.67%, 0.72% and 0.72% for the years ended June 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.92	$9.82	$9.83	$10.37	$10.24
Income From Investment Operations:
Net investment income[1]	0.29	0.26	0.20	0.09	0.11
Net realized and unrealized gain (loss)	0.08	0.10	(0.01)	(0.54)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.36	0.19	(0.45)	0.24
Less Distributions:
Distributions from net investment income	(0.29)	(0.26)	(0.20)	(0.09)	(0.11)
Net Asset Value, End of Period	$10.00	$9.92	$9.82	$9.83	$10.37
Total Return[2]	3.73%	3.76%	1.91%	(4.33)%	2.34%
Ratios to Average Net Assets:
Net expenses[3]	0.42%[4]	0.47%[4]	0.47%[4]	0.46%	0.46%
Net investment income	2.88%	2.68%	1.95%	0.91%	1.05%
Expense waiver/reimbursement[5]	0.25%	0.20%	0.18%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$254,482	$249,303	$307,564	$461,550	$624,552
Portfolio turnover[6]	17%	37%	27%	23%	11%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.41%, 0.47% and 0.47% for the years ended June 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.92	$9.82	$9.83	$10.37	$10.25
Income From Investment Operations:
Net investment income[1]	0.26	0.24	0.17	0.07	0.08
Net realized and unrealized gain (loss)	0.08	0.10	(0.01)	(0.54)	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.34	0.16	(0.47)	0.20
Less Distributions:
Distributions from net investment income	(0.26)	(0.24)	(0.17)	(0.07)	(0.08)
Net Asset Value, End of Period	$10.00	$9.92	$9.82	$9.83	$10.37
Total Return[2]	3.49%	3.51%	1.67%	(4.56)%	2.00%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.70%[4]	0.70%[4]	0.70%	0.70%
Net investment income	2.64%	2.45%	1.75%	0.67%	0.82%
Expense waiver/reimbursement[5]	0.19%	0.13%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,377	$6,760	$7,098	$7,697	$10,101
Portfolio turnover[6]	17%	37%	27%	23%	11%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.65%, 0.70% and 0.70% for the years ended June 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2025

Assets:
Investment in securities, at value (identified cost $367,498,428)	$366,037,368
Cash	89,748
Income receivable	3,611,144
Receivable for shares sold	222,470
Total Assets	369,960,730
Liabilities:
Payable for investments purchased	$1,094,615
Payable for shares redeemed	700,216
Income distribution payable	182,040
Payable for portfolio accounting fees	90,367
Payable for other service fees (Notes 2 and 5)	37,572
Payable for investment adviser fee (Note 5)	2,009
Payable for administrative fee (Note 5)	1,016
Accrued expenses (Note 5)	33,228
TOTAL LIABILITIES	2,141,063
Net assets for 36,797,162 shares outstanding	$367,819,667
Net Assets Consist of:
Paid-in capital	$411,162,599
Total distributable earnings (loss)	(43,342,932)
NET ASSETS	$367,819,667
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($106,960,457 ÷ 10,701,922 shares outstanding), no par value, unlimited shares authorized	$9.99
Offering price per share (100/99.00 of $9.99)	$10.09
Redemption proceeds per share	$9.99
Institutional Shares:
Net asset value per share ($254,482,107 ÷ 25,457,639 shares outstanding), no par value, unlimited shares authorized	$10.00
Offering price per share	$10.00
Redemption proceeds per share	$10.00
Service Shares:
Net asset value per share ($6,377,103 ÷ 637,601 shares outstanding), no par value, unlimited shares authorized	$10.00
Offering price per share	$10.00
Redemption proceeds per share	$10.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended June 30, 2025

Investment Income:
Interest	$12,541,292
Expenses:
Investment adviser fee (Note 5)	$1,482,294
Administrative fee (Note 5)	297,539
Custodian fees	11,574
Transfer agent fees	150,707
Directors’/Trustees’ fees (Note 5)	8,831
Auditing fees	35,000
Legal fees	12,593
Other service fees (Notes 2 and 5)	477,332
Portfolio accounting fees	141,077
Share registration costs	84,617
Printing and postage	27,151
Miscellaneous (Note 5)	38,324
TOTAL EXPENSES	2,767,039
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(707,030)
Reimbursement of other operating expenses (Notes 2 and 5)	(174,773)
Reduction of custodian fees (Note 6)	(4,255)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(886,058)
Net expenses	1,880,981
Net investment income	10,660,311
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,232,629)
Net change in unrealized depreciation of investments	4,169,454
Net realized and unrealized gain (loss) on investments	2,936,825
Change in net assets resulting from operations	$13,597,136
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended June 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,660,311	$10,778,509
Net realized loss	(1,232,629)	(4,600,066)
Net change in unrealized appreciation/depreciation	4,169,454	8,010,633
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,597,136	14,189,076
Distributions to Shareholders:
Class A Shares	(3,009,032)	(3,400,015)
Class A2 Shares[1]	—	(55,450)
Institutional Shares	(7,418,502)	(7,116,132)
Service Shares	(171,736)	(168,307)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,599,270)	(10,739,904)
Share Transactions:
Proceeds from sale of shares	88,109,304	81,159,850
Net asset value of shares issued to shareholders in payment of distributions declared	8,182,133	8,013,822
Cost of shares redeemed	(110,316,971)	(192,117,123)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,025,534)	(102,943,451)
Change in net assets	(11,027,668)	(99,494,279)
Net Assets:
Beginning of period	378,847,335	478,341,614
End of period	$367,819,667	$378,847,335

1	On October 27, 2023, Class A2 Shares were converted to Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2025
1. ORGANIZATION
Federated Hermes Short-Intermediate Duration Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Hermes Short-Intermediate Municipal Fund (the “Fund”). The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) federal alternative minimum tax (AMT) for individuals. Distributions may be subject to state and local taxes.
At the close of business on October 27, 2023, Class A2 Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $886,058 is disclosed in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended June 30, 2025, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$286,925	$—
Institutional Shares	174,773	(174,773)
Service Shares	15,634	—
TOTAL	$477,332	$(174,773)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at June 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	3/7/2025	$1,000,000	$985,747
Annual Financial Statements and Additional Information

Security	Acquisition Date	Cost	Value
Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2/22/2024	$2,527,249	$2,537,666
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 6/30/2025		Year Ended 6/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,452,224	$14,507,472	2,280,127	$22,471,856
Shares issued to shareholders in payment of distributions declared	299,207	2,989,489	341,524	3,360,283
Conversion of Class A2 Shares to Class A Shares[1]	—	—	717,711	6,918,738
Shares redeemed	(3,434,302)	(34,324,445)	(6,916,137)	(67,943,093)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,682,871)	$(16,827,484)	(3,576,775)	$(35,192,216)
	Year Ended 6/30/2025		Year Ended 6/30/2024
Class A2 Shares:	Shares	Amount	Shares	Amount
Shares issued to shareholders in payment of distributions declared	—	$—	4,263	$41,526
Conversion of Class A2 Shares to Class A Shares[1]	—	—	(718,606)	(6,918,738)
NET CHANGE RESULTING FROM CLASS A2 SHARE TRANSACTIONS	—	$—	(714,343)	$(6,877,212)
	Year Ended 6/30/2025		Year Ended 6/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,357,288	$73,537,183	5,244,965	$51,729,455
Shares issued to shareholders in payment of distributions declared	503,143	5,028,500	452,557	4,454,455
Shares redeemed	(7,544,790)	(75,323,523)	(11,880,995)	(116,650,572)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	315,641	$3,242,160	(6,183,473)	$(60,466,662)
	Year Ended 6/30/2025		Year Ended 6/30/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,492	$64,649	4,068	$39,801
Shares issued to shareholders in payment of distributions declared	16,413	164,144	15,995	157,558
Shares redeemed	(66,683)	(669,003)	(61,213)	(604,720)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(43,778)	$(440,210)	(41,150)	$(407,361)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,411,008)	$(14,025,534)	(10,515,741)	$(102,943,451)

1
On October 27, 2023, Class A2 Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class A2 Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2025 and 2024, was as follows:
	2025	2024
Tax-exempt income	$10,599,270	$10,739,904
Annual Financial Statements and Additional Information

As of June 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$9,726
Net unrealized depreciation	$(1,373,920)
Capital loss carryforwards	$(41,978,738)
TOTAL	$(43,342,932)
At June 30, 2025, the cost of investments for federal tax purposes was $367,411,288. The net unrealized depreciation of investments for federal tax purposes was $1,373,920. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,279,123 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,653,043. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
As of June 30, 2025, the Fund had a capital loss carryforward of $41,978,738 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,796,546	$27,182,192	$41,978,738
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.39% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended June 30, 2025, the Adviser waived $707,030 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended June 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Annual Financial Statements and Additional Information

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended June 30, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended June 30, 2025, FSSC received $1,170 and reimbursed $174,773 of other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regards to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.65%, 0.40% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to September 1, 2024, the Fee Limit for the Class A Shares, Institutional Shares, Service Shares were 0.72%, 0.47% and 0.72%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the year ended June 30, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $28,800,000 and $54,400,000 respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended June 30, 2025, the Fund’s expenses were offset by $4,255 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2025, were as follows:
Purchases	$58,858,534
Sales	$85,531,134
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2025, the Fund had no outstanding loans. During the year ended June 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2025, there were no outstanding loans. During the year ended June 30, 2025, the program was not utilized.
Annual Financial Statements and Additional Information

10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended June 30, 2025, 100% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED HERMES SHORT-INTERMEDIATE MUNICIPAL FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short-Intermediate Duration Municipal Trust (the “Trust”) (comprising Federated Hermes Short-Intermediate Municipal Fund (the “Fund”)), including the portfolio of investments, as of June 30, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Federated Hermes Short-Intermediate Duration Municipal Trust, at June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 25, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Short-Intermediate Municipal Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the five-year period, and was above the Performance Peer Group median for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective September 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Intermediate Municipal Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313907305
CUSIP 313907107
CUSIP 313907206
37173 (8/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Short-Intermediate Municipal Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Short-Intermediate Municipal Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Short-Intermediate Municipal Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Short-Intermediate Municipal Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Short-Intermediate Duration Municipal Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  August 25, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 25, 2025